Note 37 (Tables)	6 Months Ended
Jun. 30, 2026
Income And Expenses From Insurance And Reinsurance Contracts [Abstract]
Income and expense from insurance and reinsurance contracts [Table Text Block]
The detail of the headings “Income and expense from insurance and reinsurance contracts” in the condensed consolidated income statements is as follows:

INCOME AND EXPENSE FROM INSURANCE AND REINSURANCE CONTRACTS (MILLIONS OF EUROS)

	June 2026	June 2025
Income from insurance and reinsurance contracts	2,145	1,866
Expense from insurance and reinsurance contracts	(1,212)	(1,109)
Total	933	757